MINERAL PROPERTIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		$ 170,017	$ 179,429
Acquisition		32,729	2,290
Concessions, taxes and royalties		274	739
Salaries and share-based payments		4,433	3,685
Drilling, exploration, and technical consulting		8,413	8,169
Assaying, field supplies and environment		7,783	5,296
Travel and other expenditures		1,979	1,569
Total Expenditures		55,611	21,748
Environmental remediation		1,500
Option payments received	$ (2,285)
Currency translation adjustments	13
Disposal, impairment or reclassification		(3,709)	(31,160)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		221,147	170,017
Cameron
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		32,329	31,875
Acquisition		0	21
Concessions, taxes and royalties		17	32
Salaries and share-based payments		94	185
Drilling, exploration, and technical consulting		83	102
Assaying, field supplies and environment		47	80
Travel and other expenditures		11	34
Total Expenditures		252	454
Option payments received	0
Currency translation adjustments	0
Disposal, impairment or reclassification		0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		32,581	32,329
Duquesne/Pitt
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		7,244	7,229
Acquisition		0	0
Concessions, taxes and royalties		0	3
Salaries and share-based payments		5	6
Drilling, exploration, and technical consulting		0	6
Assaying, field supplies and environment		0	0
Travel and other expenditures		0	0
Total Expenditures		5	15
Option payments received	0
Disposal, impairment or reclassification		0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		7,249	7,244
Duparquet (Note 7(b))
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		3,098	2,670
Acquisition		30,489	0
Concessions, taxes and royalties		2	0
Salaries and share-based payments		276	114
Drilling, exploration, and technical consulting		142	270
Assaying, field supplies and environment		119	38
Travel and other expenditures		11	6
Total Expenditures		31,039	428
Environmental remediation		1,500
Option payments received	0
Currency translation adjustments	0
Disposal, impairment or reclassification		0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		35,637	3,098
Other
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		3,934	4,150
Acquisition		0	0
Concessions, taxes and royalties		0	0
Salaries and share-based payments		0	0
Drilling, exploration, and technical consulting		0	20
Assaying, field supplies and environment		0	(20)
Travel and other expenditures		0	0
Total Expenditures		0	0
Option payments received	(110)
Currency translation adjustments	13
Disposal, impairment or reclassification		(3,709)	(216)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		128	3,934
Birch-Uchi
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		1,320	0
Acquisition		674	1,047
Concessions, taxes and royalties		0	0
Salaries and share-based payments		652	3
Drilling, exploration, and technical consulting		788	269
Assaying, field supplies and environment		261	1
Travel and other expenditures		176	0
Total Expenditures		2,551	1,320
Option payments received	0
Currency translation adjustments	0
Disposal, impairment or reclassification		0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		3,871	1,320
Hope Brook
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		18,027	20,612
Acquisition		0	0
Concessions, taxes and royalties		0	20
Salaries and share-based payments		0	44
Drilling, exploration, and technical consulting		0	16
Assaying, field supplies and environment		0	3
Travel and other expenditures		0	17
Total Expenditures		0	100
Option payments received	(2,175)
Currency translation adjustments	0
Disposal, impairment or reclassification		0	(2,685)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		15,852	18,027
Springpole
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		104,065	87,907
Acquisition		1,566	1,222
Concessions, taxes and royalties		255	684
Salaries and share-based payments		3,406	3,311
Drilling, exploration, and technical consulting		7,400	4,235
Assaying, field supplies and environment		7,356	5,194
Travel and other expenditures		1,781	1,512
Total Expenditures		21,764	16,158
Option payments received	0
Currency translation adjustments	0
Disposal, impairment or reclassification		0	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		125,829	104,065
Pickle Crow
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		0	24,986
Acquisition		0	0
Concessions, taxes and royalties		0	0
Salaries and share-based payments		0	22
Drilling, exploration, and technical consulting		0	3,251
Assaying, field supplies and environment		0	0
Travel and other expenditures		0	0
Total Expenditures		0	3,273
Option payments received	0		0
Currency translation adjustments	$ 0
Disposal, impairment or reclassification			(28,259)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		$ 0	$ 0